Discontinued Operations (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 12, 2023	Oct. 06, 2023	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset disposition							$ (14,718)
Loss of discontinued operations			$ 1,131		$ (7,778)		$ 675,314
Divergent Technologies, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price	$ 1,626,242
Asset Purchase Agreement [Member] | Divergent Technologies, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price		$ 1,626,242
Earnest money deposit		37,000
Asset disposition		$ 30,515